Shareholder Fees - FidelityFocusedStockFund-RetailPRO	Dec. 30, 2023 USD ($)
FidelityFocusedStockFund-RetailPRO | Fidelity Focused Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none